Concentration of Risks (Details) - Credit Risk [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Concentration of Risks [Line Items]
Deposited amount	¥ 40,515	$ 5,575	¥ 36,239
Deposit insurance limit	¥ 500